Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 1,009,543	$ 788,901	$ 2,029,720	$ 1,635,127	$ 2,946,307	$ 3,211,007
Operating expenses
Research and development	1,153,584	1,304,388	2,929,966	2,534,817	5,677,243	6,883,293
General and administrative	1,592,845	1,831,063	3,340,430	3,621,585	7,069,315	6,692,659
Sales and marketing	393,567	426,297	765,800	756,070	1,531,556	2,767,670
Impairment of right-of-use asset	0	0	520,759	0
Total operating expenses	3,590,470	4,044,813	8,372,613	7,906,922	16,126,549	18,476,798
Operating loss	(2,580,927)	(3,255,912)	(6,342,893)	(6,271,795)	(13,180,242)	(15,265,791)
Other (expense) income
Interest and other income (expense)	15,166	5	(9,256)	5,303	5,384	(87,255)
Interest expense	(37,129)	(54,533)	(93,573)	(112,379)	(191,195)	(233,505)
Foreign currency transaction gains (losses)	9,879	(21,762)	(472)	(9,581)	(10,431)	23,179
Change in fair value of derivative financial instruments	0	(11)	67	8,155	8,386	144,064
Total other expense	(12,084)	(76,301)	(103,234)	(108,502)	(187,856)	(153,517)
Loss before income taxes	(2,593,011)	(3,332,213)	(6,446,127)	(6,380,297)	(13,368,098)	(15,419,308)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,593,011)	(3,332,213)	(6,446,127)	(6,380,297)	$ (13,368,098)	$ (15,419,308)
Net loss available to common stockholders	$ (2,593,011)	$ (3,332,213)	$ (6,446,127)	$ (6,380,297)
Net loss per common share - basic and diluted	$ (0.15)	$ (0.57)	$ (0.48)	$ (1.29)	$ (2.22)	$ (9.80)
Weighted average shares outstanding - basic and diluted	17,645,720	5,826,947	13,518,648	4,950,517	6,009,065	1,573,769
Net loss	$ (2,593,011)	$ (3,332,213)	$ (6,446,127)	$ (6,380,297)	$ (13,368,098)	$ (15,419,308)
Other comprehensive (loss) gain - foreign currency translations	(4,950)	18,113	(2,124)	5,534	12,807	(32,076)
Comprehensive loss	(2,597,961)	(3,314,100)	(6,448,251)	(6,374,763)	(13,355,291)	(15,451,384)
Service [Member]
Operating expenses
Cost of products and services	251,981	179,402	396,463	347,955	625,516	520,338
Collaborations Revenue [Member]
Revenue
Total revenue	500,000	155,276	1,000,000	359,316	516,016	397,178
Product [Member]
Revenue
Total revenue	504,293	632,525	1,024,470	1,266,021	2,395,626	2,771,869
Operating expenses
Cost of products and services	198,493	303,663	419,195	646,495	1,222,919	1,612,838
Laboratory Service Revenue [Member]
Revenue
Total revenue	$ 5,250	$ 1,100	$ 5,250	$ 9,790	$ 34,665	$ 41,960